Note 41 - Management Report - Risk and Capital Performance - Own Funds Template, incl. RWA and capital ratios (Detail) - CCR/CRD 4 [Member] - EUR (€)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Common Equity Tier 1 (CET 1) capital: instruments and reserves [Abstract]
Capital instruments and the related share premium accounts		€ 45,780,000,000	€ 45,515,000,000
Retained earnings		14,814,000,000	16,297,000,000
Accumulated other comprehensive income (loss), net of tax		537,000,000	382,000,000
Independently reviewed interim profits net of any foreseeable charge or dividend	[1]	(5,390,000,000)	0
Other		837,000,000	846,000,000
Common Equity Tier 1 (CET 1) capital before regulatory adjustments		56,579,000,000	63,041,000,000
Common Equity Tier 1 (CET 1) capital: regulatory adjustments [Abstract]
Additional value adjustments (negative amount)		(1,738,000,000)	(1,504,000,000)
Other prudential filters (other than additional value adjustments)		(150,000,000)	(329,000,000)
Goodwill and other intangible assets (net of related tax liabilities) (negative amount)		(6,515,000,000)	(8,566,000,000)
Deferred tax assets that rely on future profitability excluding those arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (negative amount)		(1,126,000,000)	(2,758,000,000)
Negative amounts resulting from the calculation of expected loss amounts		(259,000,000)	(367,000,000)
Defined benefit pension fund assets (negative amount)		(892,000,000)	(1,111,000,000)
Direct, indirect and synthetic holdings by an institution of own CET 1 instruments (negative amount)		(15,000,000)	(25,000,000)
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above the 10% / 15 % thresholds and net of eligible short positions) (negative amount)		0	0
Deferred tax assets arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (amount above the 10% / 15 % thresholds) (negative amount)		(319,000,000)	0
Other regulatory adjustments	[2]	(1,417,000,000)	(895,000,000)
Total regulatory adjustments to Common Equity Tier 1 (CET 1) capital		(12,430,000,000)	(15,555,000,000)
Common Equity Tier 1 (CET 1) capital		44,148,000,000	47,486,000,000
Additional Tier 1 (AT1) capital: instruments [Abstract]
Capital instruments and the related share premium accounts		4,676,000,000	4,676,000,000
Amount of qualifying items referred to in Art. 484 (4) CRR and the related share premium accounts subject to phase out from AT1		1,813,000,000	3,009,000,000
Additional Tier 1 (AT1) capital before regulatory adjustments		6,489,000,000	7,685,000,000
Additional Tier 1 (AT1) capital: regulatory adjustments [Abstract]
Direct, indirect and synthetic holdings by an institution of own AT1 instruments (negative amount)		(91,000,000)	(80,000,000)
Residual amounts deducted from AT1 capital with regard to deduction from CET 1 capital during the transitional period pursuant to Art. 472 CRR
Other regulatory adjustments		0	0
Total regulatory adjustments to Additional Tier 1 (AT1) capital		(91,000,000)	(80,000,000)
Additional Tier 1 (AT1) capital		6,397,000,000	7,604,000,000
Tier 1 capital (T1 = CET 1 + AT1)		50,546,000,000	55,091,000,000
Tier 2 (T2) capital		5,957,000,000	6,202,000,000
Total Capital		56,503,000,000	61,292,000,000
Total risk-weighted assets		€ 324,015,000,000	€ 350,432,000,000
Capital ratios [Abstract]
Common Equity Tier 1 capital ratio (as a percentage of risk-weighted assets)		13.63	13.55
Tier 1 capital ratio (as a percentage of risk-weighted assets)		15.6	15.72
Total capital ratio (as a percentage of risk-weighted assets)		17.44	17.49

[1]	No interim profits to be recognized as per ECB Decision (EU) 2015/656 in accordance with the Article26(2) of Regulation (EU) No575/2013 (ECB/2015/4).
[2]	Includes EUR 0.4 billion capital deduction effective from April 2019 and EUR 0.3 billion effective from October 2016 based on regular ECB review and EUR 0.8 billion capital deduction based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme effective from January 2018 onwards.